Cover	Apr. 28, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 28, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-41259
Entity Registrant Name	Arcellx, Inc.
Entity Central Index Key	0001786205
Entity Tax Identification Number	47-2855917
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	800 Bridge Parkway
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94065
City Area Code	240
Local Phone Number	327-0630
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	ACLX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false